FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2022	Interest rate caps of US$ LIBOR debt	$6,764	2.5% - 4.9%	Jul. 2022 - May. 2024	$14
	Interest rate swaps of US$ LIBOR debt	130	1.4%	Dec. 2022	1
	Interest rate caps of US$ SOFR debt	373	3.8%	Aug. 2022	2
	Interest rate caps of £ SONIA debt	2,352	1.0% - 2.5%	Jan. 2023 - Mar. 2025	13
	Interest rate caps of € EURIBOR debt	94	1.3%	Apr. 2023	—
	Interest rate caps of C$ LIBOR debt	186	2.0%	Oct. 2022	—
	Interest rate swaps of A$ BBSW/BBSY debt	401	0.8% - 1.6%	Apr. 2023 - Apr. 2024	14
Dec. 31, 2021	Interest rate caps of US$ LIBOR debt	$9,590	2.5% - 5.0%	Jan. 2022 - Jun. 2024	$—
	Interest rate swaps of US$ LIBOR debt	2,130	1.0% -2.6%	Nov. 2022 - Feb. 2024	(50)
	Interest rate caps of £ LIBOR debt	2,301	1.0% - 2.5%	Jan. 2022 - Dec. 2023	—
	Interest rate caps of £ SONIA debt	974	2.0%	Oct. 2022 - Mar. 2025	5
	Interest rate caps of € EURIBOR debt	102	1.3%	Apr. 2022	—
	Interest rate caps of C$ LIBOR debt	240	2.0%	Oct. 2022	—
	Interest rate swaps of A$ BBSW/BBSY debt	422	0.8% - 1.6%	Apr. 2023 - Apr. 2024	—
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2022	Net investment hedges		€389	€0.89/$ - €0.96/$	Jul. 2022 - Sep. 2024	$(3)
	Net investment hedges		£3,604	£0.71/$ - £0.89/$	Aug. 2022 - Jul. 2023	(14)
	Net investment hedges	A$	349	A$1.38/$ - A$1.46/$	Jul. 2022 - Mar. 2023	(1)
	Net investment hedges	C¥	4,765	C¥6.59/$ - C¥6.99/$	Sep. 2022 - Mar. 2025	(7)
	Net investment hedges	C$	196	C$1.26/$ - C$1.31/$	Mar. 2023 - Feb. 2025	(1)
	Net investment hedges	R$	764	R$5.29/$ - R$7.00/$	Sep. 2022 - Oct. 2022	(67)
	Net investment hedges	₩	911,637	₩1,232.00/$ - ₩1,287.00/$	Sep. 2022 - Jun. 2023	(1)
	Net investment hedges	Rs	72,878	Rs77.47/$ - Rs87.13/$	Jul. 2022 - Jul. 2024	(2)
	Net investment hedges		£374	£0.86/€	Jul. 2023	—
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.38/$	Jul. 2023 - Jan. 2027	29
Dec. 31, 2021	Net investment hedges		€389	€0.81/$ - €0.88/$	Jul. 2022 - Sep. 2024	$(2)
	Net investment hedges		£4,395	£0.71/$ - £0.76/$	Jun. 2022 - Mar. 2023	(89)
	Net investment hedges	A$	974	A$1.35/$ - A$1.41/$	Mar. 2022 - Mar. 2023	(14)
	Net investment hedges	C¥	1,596	C¥6.68/$ - C¥6.99/$	Jun. 2022 - Jun. 2023	(7)
	Net investment hedges	C$	185	C$1.26/$ - C$1.31/$	Mar. 2023 - Mar. 2024	(2)
	Net investment hedges	R$	2,546	R$5.87/$ - R$6.54/$	Sep. 2022 - Oct. 2022	(5)
	Net investment hedges	₩	720,095	₩1,165.75/$ ₩1,197.60/$	Jun. 2022 - Jun. 2023	4
	Net investment hedges	Rs	75,690	Rs76.35/$ - Rs87.13/$	Jan. 2022 - Jul. 2024	(27)
	Net investment hedges		£90	£0.91/$	Apr. 2022 - Apr. 2022	9
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.38/$	Jul. 2023 - Jan. 2027	56

Disclosure of other derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2022	Interest rate caps	$4,420	2.0% - 7.9%	Aug. 2022 - Oct. 2023	$4
	Interest rate swaps on forecasted fixed rate debt	335	3.6% - 5.3%	Jun. 2023 - Jun. 2033	(38)
Dec. 31, 2021	Interest rate caps	$5,388	2.0% - 7.9%	Jan. 2022 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	3.2% - 6.4%	Jun. 2022 - Jun. 2033	(253)
	Interest rate swaps of US$ debt	1,696	0.8% - 5.1%	Nov. 2022 - Mar. 2024	(8)

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2022		Dec. 31, 2021
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$453	$453	$225	$225
Other non-current assets
Securities - FVTPL	FVTPL	2,067	2,067	2,200	2,200
Derivative assets	FVTPL	81	81	111	111
Securities - FVTOCI	FVTOCI	68	68	108	108
Restricted cash	Amortized cost	327	327	356	356
Current assets
Securities - FVTOCI	FVTOCI	43	43	—	—
Derivative assets	FVTPL	143	143	33	33
Accounts receivable(1)	Amortized cost	1,007	1,007	1,128	1,128
Restricted cash	Amortized cost	640	640	331	331
Cash and cash equivalents	Amortized cost	2,175	2,175	2,576	2,576
Total financial assets		$7,004	$7,004	$7,068	$7,068
Financial liabilities
Debt obligations(2)	Amortized cost	$50,534	$49,759	$55,327	$55,474
Capital securities	Amortized cost	2,275	2,275	2,226	2,226
Capital securities - fund subsidiaries	FVTPL	922	922	859	859
Other non-current liabilities
Loan payable	FVTPL	3	3	—	—
Accounts payable	Amortized cost	522	522	500	500
Derivative liabilities	FVTPL	92	92	277	277
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,374	3,374	2,097	2,097
Loans and notes payable	Amortized cost	333	333	899	899
Derivative liabilities	FVTPL	173	173	221	221
Total financial liabilities		$58,228	$57,453	$62,406	$62,553
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $489 million and $276 million as of June 30, 2022 and December 31, 2021, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $1 million and $3,006 million as of June 30, 2022 and December 31, 2021, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $956 million and $76 million as of June 30, 2022 and December 31, 2021, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2022				Dec. 31, 2021
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$10	$218	$1,882	$2,110	$17	$218	$1,965	$2,200
Securities - FVTOCI	43	—	25	68	13	—	95	108
Derivative assets	—	213	11	224	—	144	—	144
Total financial assets	$53	$431	$1,918	$2,402	$30	$362	$2,060	$2,452

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$922	$922	$—	$—	$859	$859
Derivative liabilities	—	265	—	265	—	498	—	498
Total financial liabilities	$—	$265	$922	$1,187	$—	$498	$859	$1,357

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2022		Dec. 31, 2021
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$453	$453	$225	$225
Other non-current assets
Securities - FVTPL	FVTPL	2,067	2,067	2,200	2,200
Derivative assets	FVTPL	81	81	111	111
Securities - FVTOCI	FVTOCI	68	68	108	108
Restricted cash	Amortized cost	327	327	356	356
Current assets
Securities - FVTOCI	FVTOCI	43	43	—	—
Derivative assets	FVTPL	143	143	33	33
Accounts receivable(1)	Amortized cost	1,007	1,007	1,128	1,128
Restricted cash	Amortized cost	640	640	331	331
Cash and cash equivalents	Amortized cost	2,175	2,175	2,576	2,576
Total financial assets		$7,004	$7,004	$7,068	$7,068
Financial liabilities
Debt obligations(2)	Amortized cost	$50,534	$49,759	$55,327	$55,474
Capital securities	Amortized cost	2,275	2,275	2,226	2,226
Capital securities - fund subsidiaries	FVTPL	922	922	859	859
Other non-current liabilities
Loan payable	FVTPL	3	3	—	—
Accounts payable	Amortized cost	522	522	500	500
Derivative liabilities	FVTPL	92	92	277	277
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,374	3,374	2,097	2,097
Loans and notes payable	Amortized cost	333	333	899	899
Derivative liabilities	FVTPL	173	173	221	221
Total financial liabilities		$58,228	$57,453	$62,406	$62,553
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $489 million and $276 million as of June 30, 2022 and December 31, 2021, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $1 million and $3,006 million as of June 30, 2022 and December 31, 2021, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $956 million and $76 million as of June 30, 2022 and December 31, 2021, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2022				Dec. 31, 2021
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$10	$218	$1,882	$2,110	$17	$218	$1,965	$2,200
Securities - FVTOCI	43	—	25	68	13	—	95	108
Derivative assets	—	213	11	224	—	144	—	144
Total financial assets	$53	$431	$1,918	$2,402	$30	$362	$2,060	$2,452

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$922	$922	$—	$—	$859	$859
Derivative liabilities	—	265	—	265	—	498	—	498
Total financial liabilities	$—	$265	$922	$1,187	$—	$498	$859	$1,357

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2021:

	Jun. 30, 2022				Dec. 31, 2021
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office	$—	$—	$24,300	$1,187	$—	$—	$24,643	$1,022
Core Retail	—	—	19,843	101	—	—	18,991	—
LP Investments	—	—	15,635	688	—	—	18,679	1,278
Total	$—	$—	$59,778	$1,976	$—	$—	$62,313	$2,300
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2022 and December 31, 2021:

	Jun. 30, 2022		Dec. 31, 2021
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,060	$859	$1,682	$863
Acquisitions	61	—	553	—
Dispositions	(178)	—	(88)	—
Fair value gains, net and OCI	(25)	74	366	2
Other	—	(11)	(453)	(6)
Balance, end of period	$1,918	$922	$2,060	$859

Disclosure of fair value measurement of liabilities
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2022 and December 31, 2021:

	Jun. 30, 2022		Dec. 31, 2021
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,060	$859	$1,682	$863
Acquisitions	61	—	553	—
Dispositions	(178)	—	(88)	—
Fair value gains, net and OCI	(25)	74	366	2
Other	—	(11)	(453)	(6)
Balance, end of period	$1,918	$922	$2,060	$859